Document and Entity Information	Oct. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001617640
Document Type	8-K
Document Period End Date	Oct. 04, 2019
Entity Registrant Name	ZILLOW GROUP, INC.
Entity Incorporation State Country Code	WA
Entity File Number	001-36853
Entity Tax Identification Number	47-1645716
Entity Address, Address Line One	1301 Second Avenue
Entity Address, Address Line Two	Floor 31
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	470-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZG
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Capital Stock, par value $0.0001 per share
Trading Symbol	Z
Security Exchange Name	NASDAQ